SCHEDULE OF SALES TO CUSTOMERS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Revenues from sales	$ 9,104		$ 69,481	$ 157,618	$ 263,445	$ 394,004
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from sales				109,824	142,733	163,644
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from sales			38,974	41,554	109,824	154,425
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from sales	3,911		16,946			45,937
Customer [Member]
Revenue, Major Customer [Line Items]
Revenues from sales					$ 252,557	$ 364,006
Customers [Member]
Revenue, Major Customer [Line Items]
Revenues from sales	$ 3,911		$ 55,920	$ 151,378